ACQUISITION OF WILD STREAK LLC - Fair value of intangible assets and goodwill acquired (Details) - Jun. 02, 2021 - Wild Streak LLC € in Thousands, $ in Thousands	USD ($)	EUR (€)
Purchase price:
Cash	$ 10,000	€ 8,206
Shares to be issued	20,000	13,746
Deferred consideration		62
Total purchase price	$ 30,000	22,014
Fair value of assets acquired, and liabilities assumed:
Cash and cash equivalents		124
Accounts receivable		408
Trade payables and other liabilities		(87)
Net assets acquired and liabilities assumed		445
Goodwill		4,790
Brands
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets		311
Customer relationships
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets		10,857
Intellectual property identified upon business combination
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets		€ 5,611